                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR S/A

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-06052

Morgan Stanley Municipal Income Opportunities Trust III
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                   (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                      (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: March 31, 2004

Date of reporting period: September 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Municipal Income Opportunities Trust III performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT

For the six-months ended September 30, 2003

MARKET OVERVIEW

The six-month period ended September 30, 2003 was a volatile time for the fixed income markets. The U.S. economy struggled early in the period, but then showed signs of recovery. The bond market performed strongly during much of the spring, with yields falling steadily through the first half of June. At that point, however, signs of economic growth led investors to fear that interest rates were unsustainably low. Bond prices (which generally move in opposition to yields) fell sharply through the end of July, when investors shifted assets away from the debt markets. In August and September the fixed-income markets stabilized as investors tempered their reactions to the improvement in the economy.

While municipal bonds also rallied early in the period, several factors caused them to lag Treasuries. Municipalities issued a record amount of debt to take advantage of low costs for financing and refinancing. Although this supply was readily absorbed by investors, it slowed the rally. Changes to the corporate dividend tax also caused investors to reassess the attractiveness of tax-free municipal bonds.

The summer started out as one of the weakest periods for municipal bonds in the past 20 years. In July, bond prices plummeted as interest rates moved higher across the yield curve. However, the market stabilized by the end of September, recouping nearly half its losses. Although the pace of municipal new-issue volume slowed in the third quarter, annual underwriting volume remained on track to exceed $350 billion for the first time.

PERFORMANCE ANALYSIS

For the six-month period ended September 30, 2003, the net asset value (NAV) of Morgan Stanley Municipal Income Opportunities Trust III (OIC) decreased from $9.33 to $9.27 per share. Based on this change plus the reinvestment of tax-free dividends totaling $0.285 per share, the Fund's total NAV return was 2.58 percent. OIC's value on the New York Stock Exchange (NYSE) increased from $8.63 to $8.90 per share during the same period. Based on this change plus the reinvestment of tax-free dividends, OIC's total market return was 6.48 percent. OIC's share price was trading at a 3.99 percent discount to its NAV on September 30, 2003. Past performance is no guarantee of future results.

Monthly dividends for the fourth quarter of 2003, declared in September were decreased to $0.045 per share to reflect the Fund's current and projected earnings level. The Fund's level of undistributed net investment income was $0.10 per share on September 30, 2003, versus $0.12 per share six months earlier.

The Fund's performance benefited from several positive factors. Previous decisions to avoid tobacco bonds and to maintain our position in airline-backed securities helped the Fund's performance. The Fund's investment in the nonrated sector was another positive contributor. The prices of these securities are typically less sensitive than investment-grade bonds to movements in interest rates. As a result they declined less than investment-grade bonds when interest rates jumped in July. Purchases during the period focused on health-care issues to take advantage of supply and attractive yield opportunities.

The Fund's procedure for reinvestment of all dividends and distributions on common shares is through purchases in the open market. This method helps support the market value of the Fund's shares. In addition, we would like to remind you that the Trustees have approved a procedure whereby the Fund may, when appropriate, purchase shares in the open market or in privately negotiated transactions at a price not above market value or net asset value, whichever is lower at the time of purchase.

   LARGEST INDUSTRIES
   Hospital                                            20.4%
   IDR/PCR*                                            17.4
   Retirement & Life Care Facilities                   15.8
   Recreational Facilities                             14.1
   Nursing & Health Related Facilities                  9.2
   Mortgage                                             6.8
   Education                                            6.4

* Industrial Development/Pollution Control Revenue.

   CREDIT ANALYSIS
   Aaa/AAA                                              4.7%
   Aa/AA                                                0.6
   A/A                                                  2.6
   Baa/BBB                                             29.2
   Ba/BB or less                                        8.7
   NR                                                  54.2

Subject to change daily. Largest industries' percentages are as a percentage of net assets and credit analysis is as a percentage of total long-term investments. Provided for information purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned. Morgan Stanley is a full-service firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

CALL AND COST (BOOK) YIELD STRUCTURE


PERCENT OF BONDS CALLABLE -- WEIGHTED AVERAGE CALL PROTECTION: 5 YEARS

(Based on Long-Term Portfolio) As of 9/30/03

                                                                                 %
                                                                                ----
2003(a)                                                                          16%
2004                                                                              5%
2005                                                                              8%
2006                                                                              3%
2007                                                                              1%
2008                                                                              9%
2009                                                                             10%
2010                                                                             13%
2011                                                                             10%
2012                                                                             16%
2013+                                                                             9%

COST (BOOK) YIELD(b) -- WEIGHTED AVERAGE BOOK YIELD: 6.9%

(Based on Long-Term Portfolio) As of 9/30/03

                                                                                  %
                                                                                 ---
2003(a)                                                                          8.1%
2004                                                                             6.7%
2005                                                                             6.9%
2006                                                                             7.6%
2007                                                                             6.0%
2008                                                                             6.3%
2009                                                                             6.1%
2010                                                                             6.8%
2011                                                                             7.4%
2012                                                                             6.7%
2013+                                                                            6.6%

(a)  Includes issues callable in previous years.

(b) Cost or "book" yield is the annual income earned on a portfolio investment based on its original purchase price before the Fund's operating expenses. For example, the Fund is earning a book yield of 8.1% on 16% of the long-term portfolio that is callable in 2003. Portfolio structure is subject to change.

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Tax-Exempt Municipal Bonds (95.3%)
            Educational Facilities Revenue (6.4%)
 $   800    ABAG Finance Authority for Nonprofit Corporations,
              California, National Center for International Schools
              COPs.....................................................   7.50%   05/01/11   $   861,176
   1,200    San Diego County, California, The Burnham Institute COPs...   6.25    09/01/29     1,242,528
   1,500    Upland, Indiana, Taylor University Ser 2002................   6.25    09/01/28     1,585,425
   2,000    New York City Industrial Development Agency, New York,
              Polytechnic University 2000..............................   6.125   11/01/30     1,745,200
                                                                                             -----------
 -------
                                                                                               5,434,329
   5,500
                                                                                             -----------
 -------
            Hospital Revenue (20.4%)
   1,000    Colbert County-Northwest Health Care Authority, Alabama,
              Helen Keller Hospital Ser 2003...........................   5.75    06/01/27       952,760
   1,000    Arizona Health Facilities Authority, John C Lincoln Health
              Ser 2002.................................................   6.375   12/01/37     1,034,290
   1,500    Hawaii Department of Budget & Finance, Wilcox Memorial
              Hospital Ser 1998........................................   5.50    07/01/28     1,472,025
     500    Indiana Health Facility Financing Authority, Riverview
              Hospital Ser 2002........................................   6.125   08/01/31       511,625
            Massachusetts Health & Educational Facilities Authority,
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/14     1,059,220
   1,000      Dana Farber Cancer Institute Ser G-1.....................   6.25    12/01/22     1,051,740
   1,000    Nevada, Missouri, Nevada Regional Medical Center Ser
              2001.....................................................   6.75    10/01/31     1,022,980
   1,000    Henderson, Nevada, Catholic Health Care West Ser 1998 A....   5.125   07/01/28       889,000
   1,000    New Hampshire Higher Educational & Health Facilities
              Authority, Littleton Hospital Association Ser 1998 A.....   6.00    05/01/28       808,750
   1,000    New Jersey Health Care Facilities Financing Authority,
              Raritan Bay Medical Center Ser 1994......................   7.25    07/01/27     1,030,830
   1,000    New York City Industrial Development Agency, New York,
              Staten Island University Hospital Ser B..................   6.375   07/01/31     1,052,940
   1,500    Oklahoma Development Finance Authority, Comanche County
              Hospital 2000 Ser B......................................   6.60    07/01/31     1,477,845
   1,000    Lehigh County General Purpose Authority, Pennsylvania, St
              Lukes Hospital Ser 2003..................................   5.25    08/15/23       974,660
   1,000    South Carolina Jobs- Economic Development Authority,
              Palmetto Health, Refg Ser 2003 C.........................   6.875   08/01/27     1,053,930
   1,500    Knox County Health Educational & Housing Facility Board,
              Tennessee, Baptist Health of East Tennessee Ser 2002.....   6.50    04/15/31     1,531,995
   1,500    Teton County Hospital District, Wyoming, St Johns Medical
              Center Ser 2002..........................................   6.75    12/01/27     1,464,915
                                                                                             -----------
 -------
                                                                                              17,389,505
  17,500
                                                                                             -----------
 -------
            Industrial Development/Pollution Control Revenue (17.4%)
   1,000    Los Angeles Regional Airports Improvement Corporation,
              California, American Airlines Inc Terminal 4 Ser 2002 C
              (AMT)....................................................   7.50    12/01/24       897,890

                                                                               5
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $ 1,305    Metropolitan Washington Airports Authority, District of
              Columbia & Virginia, CaterAir International Corp Ser 1991
              (AMT)+...................................................  10.125%  09/01/11   $ 1,285,660
     600    Chicago, Illinois, United Airlines Inc Refg Ser 2001 C
              (a)......................................................   6.30    05/01/16       132,600
   1,000    Iowa Finance Authority, IPSCO Inc Ser 1997 (AMT)...........   6.00    06/01/27       928,660
   3,000    Perry County, Kentucky, TJ International Inc Ser 1994
              (AMT)....................................................   7.00    06/01/24     3,113,190
   1,285    Maryland Industrial Development Financing Authority,
              Medical Waste Associates LP 1989 Ser (AMT)...............   8.75    11/15/10     1,123,206
   1,000    New Jersey Economic Development Authority, Continental
              Airlines Inc Ser 1999 (AMT)#.............................   6.625   09/15/12       913,790
   1,000    Beaver County Industrial Development Authority,
              Pennsylvania, Toledo Edison Co Collateralized Ser 1995
              B........................................................   7.75    05/01/20     1,081,250
     880    Carbon County Industrial Development Authority,
              Pennsylvania, Panther Creek Partners Refg 2000 Ser
              (AMT)....................................................   6.65    05/01/10       940,738
     755    Lexington County, South Carolina, Ellett Brothers Inc Refg
              Ser 1988.................................................   7.50    09/01/08       734,200
     650    Brazos River Authority, Texas, TXU Electric Refg Ser 1999 A
              (AMT)....................................................   7.70    04/01/33       717,444
   3,000    Pittsylvania County Industrial Development Authority,
              Virginia, Multi-Trade LP Ser 1994 A (AMT)................   7.45    01/01/09     2,963,010
                                                                                             -----------
 -------
                                                                                              14,831,638
  15,475
                                                                                             -----------
 -------
            Mortgage Revenue - Multi-Family (4.8%)
            Alexandria Redevelopment & Housing Authority, Virginia,
   1,760      Courthouse Commons Apts Ser 1990 A (AMT).................  10.00    01/01/21     1,671,260
   9,259      Courthouse Commons Apts Ser 1990 B (AMT).................   0.00    01/01/21     1,006,900
   1,435    Washington Housing Finance Commission, FNMA Collateralized
              Refg Ser 1990 A..........................................   7.50    07/01/23     1,437,253
                                                                                             -----------
 -------
                                                                                               4,115,413
  12,454
                                                                                             -----------
 -------
            Mortgage Revenue - Single Family (2.0%)
     445    Colorado Housing Finance Authority, 1998 Ser B-2 (AMT).....   7.25    10/01/31       464,954
   1,235    Chicago, Illinois, GNMA-Collateralized Ser 1998 A-1
              (AMT)....................................................   6.45    09/01/29     1,278,435
                                                                                             -----------
 -------
                                                                                               1,743,389
   1,680
                                                                                             -----------
 -------
            Nursing & Health Related Facilities Revenue (9.2%)
   2,000    Orange County Health Facilities Authority, Florida,
              Westminister Community Care Ser 1999.....................   6.75    04/01/34     1,541,400
     985    Iowa Health Facilities Development Financing Authority,
              Care Initiatives Ser 1996................................   9.25    07/01/25     1,148,392
   1,300    Westside Habilitation Center, Louisiana, Intermediate Care
              Facility for the Mentally Retarded Refg Ser 1993.........   8.375   10/01/13     1,339,026
   1,905    Massachusetts Development Finance Agency, Kennedy-Donovan
              Center Inc 1990 Issue....................................   7.50    06/01/10     1,975,294
   1,000    Mount Vernon Industrial Development Agency, New York,
              Meadowview at the Wartburg Ser 1999......................   6.20    06/01/29       927,500
   1,790    Hurricane, Utah, Mission Health Service Ser 1990 (b).......  10.50    07/01/20       896,897
                                                                                             -----------
 -------
                                                                                               7,828,509
   8,980
                                                                                             -----------
 -------

6
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
            Recreational Facilities Revenue (14.1%)
 $ 1,000    Sacramento Financing Authority, California, Convention
              Center Hotel 1999 Ser A..................................   6.25%   01/01/30   $   997,700
   1,300    San Diego County, California, San Diego Natural History
              Museum COPs..............................................   5.60    02/01/18     1,199,796
   3,250    Metropolitan Football Stadium District, Colorado, Sales Tax
              Ser 1999 A (MBIA)........................................   0.00    01/01/10     2,619,370
     500    Mashantucket (Western) Pequot Tribe, Connecticut, 1996 Ser
              A (c)....................................................   6.40    09/01/11       541,975
   1,500    Mohegan Tribe of Indians of Connecticut Gaming Authority,
              Ser 2001.................................................   6.25    01/01/31     1,570,635
   1,000    Overland Park Development Corporation, Kansas, Convention
              Center Hotel Ser 2000 A..................................   7.375   01/01/32     1,003,930
   3,000    St Louis Industrial Development Authority, Missouri, Kiel
              Center Refg Ser 1992 (AMT)...............................   7.75    12/01/13     3,026,040
   1,000    Austin Convention Enterprises Inc, Texas, Convention Center
              Hotel Ser 2000 A.........................................   6.70    01/01/32     1,025,380
                                                                                             -----------
 -------
                                                                                              11,984,826
  12,550
                                                                                             -----------
 -------
            Retirement & Life Care Facilities Revenue (15.8%)
   2,000    St Johns County Industrial Development Authority, Florida,
              Glenmoor Ser 1999 A......................................   8.00    01/01/30     1,997,220
     500    Hawaii Department of Budget and Finance, Kahala Nui 2003
              Ser A....................................................   8.00    11/15/33       497,110
   1,425    Massachusetts Development Finance Agency, Loomis
              Communities Ser 1999 A...................................   5.625   07/01/15     1,344,687
            New Jersey Economic Development Authority,
   1,000      Cedar Crest Village Inc Ser 2001 A.......................   7.25    11/15/31     1,021,260
   1,000      Franciscan Oaks Ser 1997.................................   5.70    10/01/17       912,600
   1,000      Franciscan Oaks Ser 1997.................................   5.75    10/01/23       874,280
     990    Glen Cove Housing Authority, New York, Mayfair at Glen Cove
              Ser 1996 (AMT)...........................................   8.25    10/01/26     1,049,915
   1,000    Bexar County Health Facilities Development Corporation,
              Texas, Army Retirement Residence Ser 2002................   6.30    07/01/32     1,030,280
   2,925    Chesterfield County Industrial Development Authority,
              Virginia, Brandermill Woods Ser 1998.....................   6.50    01/01/28     2,748,564
     500    Peninsula Ports Authority of Virginia , Virginia Baptist
              Homes Ser 2003 A.........................................   7.375   12/01/32       507,205
   1,750    Wisconsin Health & Educational Facilities Authority,
              Oakwood Ser 1998.........................................   5.90    08/15/28     1,441,352
                                                                                             -----------
 -------
                                                                                              13,424,473
  14,090
                                                                                             -----------
 -------
            Tax Allocation Revenue (4.1%)
   1,000    Capistrano Unified School District, California, Community
              Facilities District #98-2 Ladera Ser 1999 Special Tax....   5.75    09/01/29       995,940
            Elk Valley Public Improvement Corporation, Colorado
     500      Ser 2001 A...............................................   7.30    09/01/22       513,070
     500      Ser 2001 A...............................................   7.35    09/01/31       513,040
     500    Chicago, Illinois, Lake Shore East Ser 2002................   6.75    12/01/32       496,155

                                                                               7
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

PRINCIPAL
AMOUNT IN                                                                COUPON   MATURITY
THOUSANDS                                                                 RATE      DATE        VALUE
---------------------------------------------------------------------------------------------------------
 $ 1,000    Des Peres, Missouri, West County Center Ser 2002...........   5.75%   04/15/20   $ 1,001,300
                                                                                             -----------
 -------
                                                                                               3,519,505
   3,500
                                                                                             -----------
 -------
            Transportation Facilities Revenue (1.1%)
   1,000    Nevada Department of Business & Industry, Las Vegas
              Monorail 2nd Tier Ser 2000...............................   7.375   01/01/40       935,130
                                                                                             -----------
 -------
  92,729    Total Tax-Exempt Municipal Bonds (Cost $82,898,760)...........................    81,206,717
                                                                                             -----------
 -------
            Short-Term Tax-Exempt Municipal Obligation (2.7%)
   2,300    Atlanta, Georgia, Water & Wastewater Ser 2002 C (FSA)
 -------      (Demand 10/01/03) (Cost $2,300,000)......................   1.20*   11/01/41     2,300,000
                                                                                             -----------

 $95,029    Total Investments (Cost $85,198,760) (d)(e)........................    98.0%     83,506,717
 =======
            Other Assets in Excess of Liabilities..............................     2.0       1,742,373
                                                                                  -----     -----------
            Net Assets.........................................................   100.0%    $85,249,090
                                                                                  =====     ===========

---------------------

AMT   Alternative Minimum Tax.
COPs  Certificates of Participation.
*     Current coupon of variable rate demand obligation.
+     Joint exemption in locations shown.
#     This security has been physically segregated in connection with open futures contracts.
(a)   Non-income producing security; issuer in bankruptcy.
(b)   Non-income producing security; issuer in default.
(c)   Resale is restricted to qualified institutional investors.
(d)   Securities have been designated as collateral in an amount equal to $1,318,891 in connection with open futures
      contracts.
(e)   The aggregate cost for federal income tax purposes
      approximates the aggregate cost for book purposes. The
      aggregate gross unrealized appreciation is $2,111,413 and
      the aggregate gross unrealized depreciation is $3,803,456, resulting in net unrealized depreciation of $1,692,043.

Bond Insurance:
---------------
MBIA  Municipal Bond Investors Assurance Corporation.
FSA   Financial Security Assurance Inc.

8
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
PORTFOLIO OF INVESTMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

Futures Contracts Open at September 30, 2003:

NUMBER OF                DESCRIPTION, DELIVERY       UNDERLYING FACE          UNREALIZED
CONTRACTS   LONG/SHORT      MONTH, AND YEAR          AMOUNT AT VALUE         DEPRECIATION
---------   ----------   ----------------------  ------------------------   --------------
   10          Short     U.S. Treasury Notes 5         $(1,134,688)            $(19,246)
                            Yr December/2003
   10          Short     U.S. Treasury Notes 10         (1,146,250)             (29,066)
                            Yr December/2003
                                                                               --------
                         Total Unrealized Depreciation...................      $(48,312)
                                                                               ========

                       Geographic Summary of Investments
                Based on Market Value as a Percent of Net Assets

Alabama.................     1.1%
Arizona.................     1.2
California..............     7.3
Colorado................     4.8
Connecticut.............     2.5
District of Columbia....     1.5
Florida.................     4.2
Georgia.................     2.7
Hawaii..................     2.3
Illinois................     2.2
Indiana.................     2.5
Iowa....................     2.4
Kansas..................     1.2
Kentucky................     3.7
Louisiana...............     1.6
Maryland................     1.3
Massachusetts...........     6.4
Missouri................     5.9
Nevada..................     2.1
New Hampshire...........     0.9
New Jersey..............     5.6
New York................     5.6
Oklahoma................     1.7
Pennsylvania............     3.5
South Carolina..........     2.1
Tennessee...............     1.8
Texas...................     3.3
Utah....................     1.1
Virginia................    11.9
Washington..............     1.7
Wisconsin...............     1.7
Wyoming.................     1.7
Joint Exemption*........    (1.5)
                            ----

Total...................    98.0%
                            ====

---------------------
* Joint exemptions have been included in each geographic location.

                                                                               9
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS

Statement of Assets and Liabilities
September 30, 2003 (unaudited)

Assets:
Investments in securities, at value
  (cost $85,198,760)........................................  $83,506,717
Cash........................................................       32,607
Receivable for:
    Interest................................................    1,577,810
    Investments sold........................................      325,000
Prepaid expenses............................................        4,916
                                                              -----------
    Total Assets............................................   85,447,050
                                                              -----------
Liabilities:
Payable for:
    Investment advisory fee.................................       37,305
    Shares of beneficial interest repurchased...............       31,549
    Administration fee......................................       22,383
    Variation margin........................................       19,062
Accrued expenses............................................       87,661
                                                              -----------
    Total Liabilities.......................................      197,960
                                                              -----------
    Net Assets..............................................  $85,249,090
                                                              ===========
Composition of Net Assets:
Paid-in-capital.............................................  $87,245,643
Net unrealized depreciation.................................   (1,740,355)
Accumulated undistributed net investment income.............      923,319
Accumulated net realized loss...............................   (1,179,517)
                                                              -----------
    Net Assets..............................................  $85,249,090
                                                              ===========
Net Asset Value Per Share,
  9,193,273 shares outstanding (unlimited shares authorized
  of $.01 par value)........................................        $9.27
                                                              ===========

10
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Operations
For the six months ended September 30, 2003 (unaudited)

Net Investment Income:
Interest Income.............................................  $2,865,035
                                                              ----------
Expenses
Investment advisory fee.....................................     216,713
Administration fee..........................................     130,028
Professional fees...........................................      24,257
Transfer agent fees and expenses............................      20,375
Shareholder reports and notices.............................      15,846
Trustees' fees and expenses.................................      10,256
Registration fees...........................................       7,019
Custodian fees..............................................       3,793
Other.......................................................       5,756
                                                              ----------
    Total Expenses..........................................     434,043

Less: expense offset........................................      (3,742)
                                                              ----------
    Net Expenses............................................     430,301
                                                              ----------
    Net Investment Income...................................   2,434,734
                                                              ----------
Net Realized and Unrealized Gain (Loss):
  Net realized gain.........................................     403,975
                                                              ----------
Net Change in Unrealized Depreciation on:
  Investments...............................................    (725,595)
  Futures contracts.........................................     (48,312)
                                                              ----------
    Net Depreciation........................................    (773,907)
                                                              ----------
    Net Loss................................................    (369,932)
                                                              ----------
Net Increase................................................  $2,064,802
                                                              ==========

                                                                              11
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL STATEMENTS continued

Statement of Changes in Net Assets

                                                                 FOR THE SIX        FOR THE YEAR
                                                                 MONTHS ENDED          ENDED
                                                              SEPTEMBER 30, 2003   MARCH 31, 2003
                                                              ------------------   --------------
                                                                 (unaudited)
Increase (Decrease) in Net Assets:
Operations:
Net investment income.......................................     $ 2,434,734        $ 5,236,607
Net realized gain (loss)....................................         403,975           (744,766)
Net change in unrealized depreciation.......................        (773,907)           786,162
                                                                 -----------        -----------
    Net Increase............................................       2,064,802          5,278,003

Dividends to shareholders from net investment income........      (2,635,078)        (5,346,225)

Decrease from transactions in shares of beneficial
  interest..................................................        (747,964)        (1,635,237)
                                                                 -----------        -----------
    Net Decrease............................................      (1,318,240)        (1,703,459)
Net Assets:
Beginning of period.........................................      86,567,330         88,270,789
                                                                 -----------        -----------
End of Period
(Including accumulated undistributed net investment income
of $923,319 and $1,123,663, respectively)...................     $85,249,090        $86,567,330
                                                                 ===========        ===========

12
                       See Notes to Financial Statements

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED)

1. Organization and Accounting Policies

Morgan Stanley Municipal Income Opportunities Trust III (the "Fund") is registered under the Investment Company Act of 1940, as amended, as a diversified, closed-end management investment company. The Fund's investment objective is to provide a high level of current income which is exempt from federal income tax. The Fund was organized as a Massachusetts business trust on February 20, 1990 and commenced operations on April 30, 1990.

The following is a summary of significant accounting policies:

A. Valuation of Investments -- (1) portfolio securities are valued by an outside independent pricing service approved by the Trustees. The pricing service uses both a computerized grid matrix of tax-exempt securities and evaluations by its staff, in each case based on information concerning market transactions and quotations from dealers which reflect the bid side of the market each day. The portfolio securities are thus valued by reference to a combination of transactions and quotations for the same or other securities believed to be comparable in quality, coupon, maturity, type of issue, call provisions, trading characteristics and other features deemed to be relevant; (2) futures are valued at the latest sale price on the commodities exchange on which they trade unless it is determined that such price does not reflect their market value, in which case they will be valued at their fair value as determined in good faith under procedures established by and under the supervision of the Trustees; and (3) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. Accounting for Investments -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily except where collection is not expected.

C. Futures Contracts -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

D. Federal Income Tax Policy -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable and nontaxable income to its shareholders. Accordingly, no federal income tax provision is required.

E. Dividends and Distributions to Shareholders -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

F. Use of Estimates -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. Investment Advisory/Administration Agreements

Pursuant to an Investment Advisory Agreement with Morgan Stanley Investment Advisors Inc. (the "Investment Advisor") the Fund pays the Investment Advisor an advisory fee, calculated weekly and payable monthly, by applying the annual rate of 0.50% to the Fund's weekly net assets.

Pursuant to an Administration Agreement with Morgan Stanley Services Company Inc. (the "Administrator"), an affiliate of the Investment Advisor, the Fund pays an administration fee, calculated weekly and payable monthly, by applying the annual rate of 0.30% to the Fund's weekly net assets.

3. Security Transactions and Transactions with Affiliates

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended September 30, 2003 aggregated $2,976,920 and $5,938,318, respectively.

Morgan Stanley Trust, an affiliate of the Investment Advisor and Administrator, is the Fund's transfer agent. At September 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $5,400.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Trustees of the Fund who will have served as independent Trustees for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended September 30, 2003, included in Trustees' fees and expenses in the Statement of Operations amounted to $3,590. At

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

September 30, 2003, the Fund had an accrued pension liability of $57,298 which is included in accrued expenses in the Statement of Assets and Liabilities.

4. Shares of Beneficial Interest

Transactions in shares of beneficial interest were as follows:

                                                                                        CAPITAL
                                                                                        PAID IN
                                                                          PAR VALUE    EXCESS OF
                                                               SHARES     OF SHARES    PAR VALUE
                                                              ---------   ---------   -----------
Balance, March 31, 2002.....................................  9,467,173    $94,672    $89,534,129
Treasury shares purchased and retired (weighted average
  discount 6.71%)*..........................................   (187,600)    (1,876)    (1,633,361)
Reclassification due to permanent book/tax differences......     --          --                43
                                                              ---------    -------    -----------
Balance, March 31, 2003.....................................  9,279,573     92,796     87,900,811
Treasury shares purchased and retired (weighted average
  discount 6.43%)*..........................................    (86,300)      (863)      (747,101)
                                                              ---------    -------    -----------
Balance, September 30, 2003.................................  9,193,273    $91,933    $87,153,710
                                                              =========    =======    ===========

---------------------
   * The Trustees have voted to retire the shares purchased.

5. Dividends

On September 23, 2003, the Fund declared the following dividends from net investment income:

 AMOUNT                       RECORD                          PAYABLE
PER SHARE                      DATE                            DATE
---------                ----------------                -----------------
 $0.045                  October 3, 2003                 October 17, 2003
 $0.045                  November 7, 2003                November 21, 2003
 $0.045                  December 5, 2003                December 19, 2003

6. Expense Offset

The expense offset represents a reduction of the custodian fees for earnings on cash balances maintained by the Fund.

7. Risks Relating to Certain Financial Instruments

The Fund may invest a portion of its assets in residual interest bonds, which are inverse floating rate municipal obligations. The prices of these securities are subject to greater market fluctuations during periods of changing prevailing interest rates than are comparable fixed rate obligations.

At September 30, 2003, the Fund did not hold positions in residual interest bonds.

Morgan Stanley Municipal Income Opportunities Trust III
NOTES TO FINANCIAL STATEMENTS - SEPTEMBER 30, 2003 (UNAUDITED) continued

To hedge against adverse interest rate changes, the Fund may invest in financial futures contracts or municipal bond index futures contracts ("futures contracts").

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities.

At September 30, 2003, the Fund had outstanding futures contracts.

8. Federal Income Tax Status

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of March 31, 2003, the Fund had a net capital loss carryforward of $1,386,312 which will expire on March 31, 2011 to offset future capital gains to the extent provided by regulations.

As of March 31, 2003, the Fund had temporary book/tax differences primarily attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), a non-deductible expense and book amortization of discounts on debt securities.

Morgan Stanley Municipal Income Opportunities Trust III
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                              FOR THE SIX                          FOR THE YEAR ENDED MARCH 31
                                              MONTHS ENDED         ------------------------------------------------------------
                                           SEPTEMBER 30, 2003       2003         2002         2001         2000          1999
                                           ------------------      -------      -------      -------      -------      --------
                                              (unaudited)

Selected Per Share Data:

Net asset value, beginning of period.....         $9.33              $9.32        $9.48        $9.34       $ 9.99        $10.02
                                                  -----              -----        -----        -----       ------        ------

Income (loss) from investment operations:
    Net investment income*...............          0.26               0.56         0.57         0.57         0.57          0.58
    Net realized and unrealized gain
    (loss)...............................         (0.04)              0.01        (0.12)        0.11        (0.75)        (0.02)
                                                  -----              -----        -----        -----       ------        ------

Total income (loss) from investment
 operations..............................          0.22               0.57         0.45         0.68        (0.18)         0.56
                                                  -----              -----        -----        -----       ------        ------

Less dividends and distributions from:
    Net investment income................         (0.29)             (0.57)       (0.57)       (0.56)       (0.54)        (0.59)
    Net realized gain....................            --                 --        (0.05)       (0.01)       (0.01)           --
                                                  -----              -----        -----        -----       ------        ------

Total dividends and distributions........         (0.29)             (0.57)       (0.62)       (0.57)       (0.55)        (0.59)
                                                  -----              -----        -----        -----       ------        ------

Anti-dilutive effect of acquiring
 treasury shares*........................          0.01               0.01         0.01         0.03         0.08            --
                                                  -----              -----        -----        -----       ------        ------

Net asset value, end of period...........         $9.27              $9.33        $9.32        $9.48       $ 9.34        $ 9.99
                                                  =====              =====        =====        =====       ======        ======

Market value, end of period..............         $8.90              $8.63        $8.72        $8.85       $7.688        $9.313
                                                  =====              =====        =====        =====       ======        ======

Total Return+............................          6.48%(1)           5.58%        5.56%       23.09%      (11.87)%        0.11%

Ratios to Average Net Assets:
Expenses.................................          1.00%(2)(3)        0.98%(3)     0.99%(3)     0.97%(3)     0.99%(3)      1.02%(3)

Net investment income....................          5.62%(2)           5.96%        6.02%        6.05%        5.89%         5.83%

Supplemental Data:
Net assets, end of period, in
 thousands...............................       $85,249            $86,567      $88,271      $91,424      $92,672      $105,068

Portfolio turnover rate..................             4%(1)              8%          18%          14%          20%           20%

---------------------

     * The per share amounts were computed using an average number of shares outstanding during the period.
     + Total return is based upon the current market value on the last day of each period reported. Dividends and distributions are assumed to be reinvested at the prices obtained under the Fund's dividend reinvestment plan. Total return does not reflect brokerage commissions.
    (1)  Not annualized.
    (2)  Annualized.
    (3)  Does not reflect the effect of expense offset of 0.01%.

                                                                              17
                       See Notes to Financial Statements

                      (This Page Intentionally Left Blank)

                      (This Page Intentionally Left Blank)

TRUSTEES

Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS

Charles A. Fiumefreddo
Chairman of the Board

Mitchell M. Merin
President

Ronald E. Robison
Executive Vice President and Principal Executive Officer

Barry Fink
Vice President and General Counsel

Joseph J. McAlinden
Vice President

Stefanie V. Chang
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Thomas F. Caloia
Vice President

Mary E. Mullin
Secretary

TRANSFER AGENT

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER

Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(c) 2003 Morgan Stanley

[MORGAN STANLEY LOGO]

MORGAN STANLEY FUNDS

Morgan Stanley
Municipal Income
Opportunities Trust III

Semiannual Report
September 30, 2003

[MORGAN STANLEY LOGO]

38513RPT-00-12849K03-0S-11/03

Item 2.  Code of Ethics.

Not applicable for semiannual reports.


Item 3.  Audit Committee Financial Expert.

Not applicable for semiannual reports.


Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.


Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.


Item 6. [Reserved.]


Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.


Item 8. [Reserved.]


Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

        There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.




                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
November 19, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
November 19, 2003

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Municipal Income Opportunities Trust III

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003






                                       3